Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Other non-current asset	$ 2	$ 2
Total non-current assets	2	2
Prepayments	292	340
Other receivables	95	266
Income tax receivable	178	182
Cash and cash equivalents	77,598	82,542
Total current assets	78,163	83,330
Total assets	78,165	83,332
Equity and Liabilities
Share capital	152	152
Other components of equity:
Foreign currency translation reserve	85,849	87,748
Accumulated deficit	(8,432)	(5,686)
Equity attributable to shareholders of the Parent	77,569	82,214
Total equity	77,569	82,214
Trade payables	82	428
Income tax payable		68
Accrued liabilities	514	622
Total current liabilities	596	1,118
Total equity and liabilities	$ 78,165	$ 83,332